Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deducted in balance sheet from trade accounts receivable: Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	$ 8,100	$ 9,550	$ 10,000
Charged to Costs and Expenses	7,591	8,736	12,663
Deductions	8,191	10,186	13,113
Balance at Ending of Period	7,500	8,100	9,550
Deducted in balance sheet from intangible assets: Amortization of intangible assets [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	1,602,723	1,497,763	1,389,523
Charged to Costs and Expenses	102,679	104,960	108,292
Deductions	0	0	52
Balance at Ending of Period	$ 1,705,402	$ 1,602,723	$ 1,497,763